Accrued and Other Liabilities - Schedule of Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and other employee related expenses	$ 12,836	$ 7,430
Home renovation	8,540	1,057
Marketing	5,795	1,035
Interest	3,537	699
Legal and professional obligations	1,743	314
Operating lease liabilities	1,345
Other	1,231	646
Total accrued and other current liabilities	$ 35,027	$ 11,181